RELATED PARTY TRANSACTIONS - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Other receivables	$ 700	$ 575
Due to related parties	$ 5	$ 13
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties
Related parties | Lin BioScience, Inc
RELATED PARTY TRANSACTIONS
Due to related parties	$ 5	$ 13